Regulatory Capital (Tables)	12 Months Ended
Oct. 31, 2023
Regulatory Capital
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory capital position as at October 31, 2023 and October 31, 2022.

Regulatory Capital Position
(millions of Canadian dollars, except as noted)	As at
	October 31 2023	October 31 2022
Capital
Common Equity Tier 1 Capital	$82,317	$83,671
Tier 1 Capital	92,752	94,445
Total Capital	103,648	107,175
Risk-weighted assets used in the calculation of capital ratios	571,161	517,048
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.4%	16.2%
Tier 1 Capital ratio	16.2	18.3
Total Capital ratio	18.1	20.7
Leverage ratio	4.4	4.9
TLAC Ratio	32.7	35.2

TLAC Leverage Ratio	8.9	9.4